NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss available to common stockholders	$ (2,522,556)	$ (3,631,194)	$ (9,129,929)	$ (13,608,126)	$ (19,235,140)	$ (19,123,933)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	28,402,389	26,206,570	28,396,928	25,049,831	25,483,353	21,165,083
Net loss per common share, basic and diluted	$ (0.09)	$ (0.14)	$ (0.32)	$ (0.54)	$ (0.75)	$ (0.90)